Quarterly Holdings Report
for
Fidelity® Mega Cap Stock Fund
September 30, 2025
GII-NPRT1-1125
1.808770.121
Common Stocks - 92.0%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	1,380,241	6,146,546
CANADA - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Imperial Oil Ltd (a)	851,105	77,172,480
DENMARK - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Novo Nordisk A/S Class B ADR	424,110	23,533,864
FRANCE - 0.6%
Industrials - 0.6%
Aerospace & Defense - 0.6%
Airbus SE	135,100	31,549,361
GERMANY - 0.7%
Information Technology - 0.7%
Software - 0.7%
SAP SE ADR	131,700	35,191,557
IRELAND - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	11,900	2,934,539
NETHERLANDS - 0.6%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	419,199	12,113,787
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	17,436	16,879,617
TOTAL NETHERLANDS		28,993,404
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	203,600	56,863,444
UNITED KINGDOM - 1.1%
Consumer Staples - 1.1%
Beverages - 0.4%
Diageo PLC	929,662	22,244,661
Tobacco - 0.7%
British American Tobacco PLC ADR	654,900	34,762,092
TOTAL UNITED KINGDOM		57,006,753
UNITED STATES - 84.7%
Communication Services - 9.9%
Entertainment - 0.4%
Walt Disney Co/The	174,899	20,025,935
Interactive Media & Services - 8.9%
Alphabet Inc Class A	600,000	145,860,000
Alphabet Inc Class C	502,400	122,359,520
Meta Platforms Inc Class A	241,900	177,646,522
		445,866,042
Media - 0.6%
Comcast Corp Class A	989,997	31,105,706
TOTAL COMMUNICATION SERVICES		496,997,683

Consumer Discretionary - 3.2%
Broadline Retail - 1.6%
Amazon.com Inc (b)	366,300	80,428,492
Hotels, Restaurants & Leisure - 0.6%
Booking Holdings Inc	2,038	11,003,712
Marriott International Inc/MD Class A1	19,000	4,948,360
Starbucks Corp	147,200	12,453,120
		28,405,192
Specialty Retail - 0.8%
Home Depot Inc/The	28,200	11,426,358
Lowe's Cos Inc	110,611	27,797,650
		39,224,008
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica Inc (b)	7,200	1,281,096
NIKE Inc Class B	129,000	8,995,170
		10,276,266
TOTAL CONSUMER DISCRETIONARY		158,333,958

Consumer Staples - 3.2%
Beverages - 1.3%
Coca-Cola Co/The	412,100	27,330,472
Keurig Dr Pepper Inc	1,030,600	26,290,606
Monster Beverage Corp (b)	32,100	2,160,651
PepsiCo Inc	19,100	2,682,404
		58,464,133
Consumer Staples Distribution & Retail - 0.4%
Target Corp	200,910	18,021,627
Walmart Inc	38,000	3,916,280
		21,937,907
Food Products - 0.0%
Mondelez International Inc	25,900	1,617,973
Household Products - 0.1%
Procter & Gamble Co/The	42,220	6,487,103
Personal Care Products - 0.7%
Estee Lauder Cos Inc/The Class A	162,900	14,354,748
Kenvue Inc	1,319,957	21,422,902
		35,777,650
Tobacco - 0.7%
Philip Morris International Inc	212,400	34,451,280
TOTAL CONSUMER STAPLES		158,736,046

Energy - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp	148,100	22,998,449
ConocoPhillips	232,005	21,945,353
Exxon Mobil Corp	1,635,609	184,414,915
Shell PLC ADR	1,564,013	111,873,850
		341,232,567
Financials - 13.3%
Banks - 10.2%
Bank of America Corp	2,926,674	150,987,112
JPMorgan Chase & Co	165,730	52,276,214
PNC Financial Services Group Inc/The	156,831	31,512,053
Truist Financial Corp	265,600	12,143,232
US Bancorp	389,712	18,834,781
Wells Fargo & Co	2,898,476	242,950,258
		508,703,650
Capital Markets - 0.6%
Charles Schwab Corp/The	165,200	15,771,644
CME Group Inc Class A	9,200	2,485,748
KKR & Co Inc Class A	71,214	9,254,259
		27,511,651
Consumer Finance - 0.0%
American Express Co	13,500	4,484,160
Financial Services - 2.2%
Apollo Global Management Inc	115,000	15,326,050
Fiserv Inc (b)	26,600	3,429,538
Mastercard Inc Class A	38,052	21,644,358
PayPal Holdings Inc (b)	60,000	4,023,600
Visa Inc Class A	188,888	64,482,586
		108,906,132
Insurance - 0.3%
Arthur J Gallagher & Co	54,200	16,787,908
TOTAL FINANCIALS		666,393,501

Health Care - 7.0%
Biotechnology - 0.0%
Gilead Sciences Inc	19,700	2,186,700
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	119,400	15,992,436
Boston Scientific Corp (b)	395,717	38,633,851
		54,626,287
Health Care Providers & Services - 2.3%
Cigna Group/The	61,662	17,774,072
Humana Inc	54,700	14,231,298
UnitedHealth Group Inc	246,203	85,013,896
		117,019,266
Life Sciences Tools & Services - 1.0%
Danaher Corp	145,810	28,908,291
Thermo Fisher Scientific Inc	44,400	21,534,888
		50,443,179
Pharmaceuticals - 2.6%
Eli Lilly & Co	30,100	22,966,300
GSK PLC ADR	1,018,266	43,948,361
Haleon PLC ADR	2,407,833	21,598,262
Johnson & Johnson	101,314	18,785,642
Merck & Co Inc	196,500	16,492,244
		123,790,809
TOTAL HEALTH CARE		348,066,241

Industrials - 14.7%
Aerospace & Defense - 9.5%
Boeing Co (b)	991,280	213,947,962
GE Aerospace	759,884	228,588,306
General Dynamics Corp	17,300	5,899,300
RTX Corp	39,500	6,609,535
Spirit AeroSystems Holdings Inc Class A (b)	344,534	13,299,012
		468,344,115
Air Freight & Logistics - 0.8%
United Parcel Service Inc Class B	504,979	42,180,896
Electrical Equipment - 3.9%
Emerson Electric Co	55,000	7,214,900
GE Vernova Inc (c)	306,678	188,576,302
		195,791,202
Industrial Conglomerates - 0.0%
Honeywell International Inc	8,600	1,810,300
Machinery - 0.5%
Caterpillar Inc	41,100	19,610,865
Deere & Co	17,080	7,810,001
		27,420,866
TOTAL INDUSTRIALS		735,547,379

Information Technology - 25.2%
IT Services - 0.0%
Kyndryl Holdings Inc (b)	220	6,607
Semiconductors & Semiconductor Equipment - 13.3%
Applied Materials Inc	130,674	26,754,195
Broadcom Inc	402,805	132,889,398
Lam Research Corp	206,000	27,583,400
Marvell Technology Inc	250,965	21,098,627
Micron Technology Inc	235,200	39,353,664
NVIDIA Corp	2,204,650	411,343,597
		659,022,881
Software - 8.3%
Adobe Inc (b)	57,400	20,247,850
Autodesk Inc (b)	29,100	9,244,197
Intuit Inc	8,200	5,599,862
Microsoft Corp	705,676	365,504,884
Salesforce Inc	17,300	4,100,100
Synopsys Inc (b)	19,600	9,670,444
		414,367,337
Technology Hardware, Storage & Peripherals - 3.6%
Apple Inc	703,522	179,137,807
TOTAL INFORMATION TECHNOLOGY		1,252,534,632

Materials - 0.1%
Chemicals - 0.1%
Air Products and Chemicals Inc	14,600	3,981,712
Linde PLC	6,700	3,182,499
		7,164,211
Real Estate - 0.5%
Industrial REITs - 0.1%
Prologis Inc	22,800	2,611,056
Specialized REITs - 0.4%
American Tower Corp	75,510	14,522,083
Crown Castle Inc	60,500	5,837,645
		20,359,728
TOTAL REAL ESTATE		22,970,784

Utilities - 0.8%
Electric Utilities - 0.7%
Duke Energy Corp	15,200	1,881,000
NextEra Energy Inc	37,900	2,861,071
Southern Co/The	306,800	29,075,436
		33,817,507
Multi-Utilities - 0.1%
Sempra	81,400	7,324,372
TOTAL UTILITIES		41,141,879

TOTAL UNITED STATES		4,229,118,881
ZAMBIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
First Quantum Minerals Ltd (b)	2,194,915	49,648,577
TOTAL COMMON STOCKS (Cost $2,646,117,706)		4,598,159,406

Money Market Funds - 8.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.21	338,156,895	338,224,526
Fidelity Securities Lending Cash Central Fund (d)(e)	4.19	82,335,691	82,343,925
TOTAL MONEY MARKET FUNDS (Cost $420,568,451)			420,568,451

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $3,066,686,157)	5,018,727,857
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(21,916,630)
NET ASSETS - 100.0%	4,996,811,227

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Vernova Inc	Chicago Board Options Exchange	100	6,149,000	700.00	11/21/2025	(184,500)
GE Vernova Inc	Chicago Board Options Exchange	92	5,657,080	730.00	11/21/2025	(115,000)

						(299,500)
TOTAL WRITTEN OPTIONS						(299,500)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $11,806,080.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	281,679,974	206,535,244	149,990,820	3,460,439	128	-	338,224,526	338,156,895	0.6%
Fidelity Securities Lending Cash Central Fund	48,867,560	117,150,794	83,674,429	35,848	-	-	82,343,925	82,335,691	0.3%
Total	330,547,534	323,686,038	233,665,249	3,496,287	128	-	420,568,451

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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